OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Minimum Contractual Future Rental Revenues
The minimum contractual future rentals represent revenues to be recognized on a straight line basis for each of the following periods, as of December 31, 2020:

Year ending December 31, (in thousands of $)	Total
2021	266,522
2022	229,890
2023	137,300
2024	109,944
2025 and thereafter	25,961
Total	769,617

Operating Lease, Lease Income
The components of operating lease income were as follows:

(in thousands of $)	2020	2019
Operating lease income	274,924	291,806
Variable lease income (1)	1,665	2,148
Total operating lease income	276,589	293,954

(1)‘Variable lease income’ is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable leases.